Income Tax (Details 1) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2024
Successor [Member]
Foreign
Current
Deferred
Federal
Current		(7)
Deferred		(2,154)	(5,824)
State and Local
Current		19	2
Deferred		(506)	(164)
		(2,648)	(5,986)
Change in valuation allowance		924	(5,350)
Income tax expense/(benefit)		$ (3,572)	$ (637)
Predecessor [Member]
Foreign
Current
Deferred	4,054
Federal
Current
Deferred	(637)
State and Local
Current
Deferred	(273)
	3,144
Change in valuation allowance	3,144
Income tax expense/(benefit)